Segment Information - Summary of Operating Results by Geographical areas (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Revenues	$ 11,333	$ 11,166
Non-Current Assets	22,946	22,686
U.S. [member]
Disclosure of geographical areas [Line Items]
Revenues	6,441	6,291
Non-Current Assets	12,344	12,475
Canada [member]
Disclosure of geographical areas [Line Items]
Revenues	313	301
Non-Current Assets	1,185	1,175
Other [member]
Disclosure of geographical areas [Line Items]
Revenues	293	278
Non-Current Assets	296	313
Americas [member]
Disclosure of geographical areas [Line Items]
Revenues	7,047	6,870
Non-Current Assets	13,825	13,963
United Kingdom [member]
Disclosure of geographical areas [Line Items]
Revenues	1,447	1,514
Non-Current Assets	3,085	2,890
Other Countries [member]
Disclosure of geographical areas [Line Items]
Revenues	1,566	1,529
Non-Current Assets	4,514	4,327
EMEA (Europe, Middle East and Africa) [member]
Disclosure of geographical areas [Line Items]
Revenues	3,013	3,043
Non-Current Assets	7,599	7,217
Asia Pacific [member]
Disclosure of geographical areas [Line Items]
Revenues	1,273	1,253
Non-Current Assets	$ 1,522	$ 1,506